SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

Name of Plan Sponsor:	Fulton Financial Corporation
EIN:	23-2195389
Plan number:	001

(a)	(b)
Identity of Issue,	Description of Investment Including	(c)
Borrower, Lessor,	Maturity Date, Rate of Interest	Current
or Similar Party	Collateral, Par or Maturity Value	Value (1)

	Mutual Funds

Jpmorgan	JPMorgan Large Cap Growth Fund	$85,468,424
Jpmorgan	JPMorgan Mid Cap Growth Fund	32,868,009
MFS	MFS International Growth Fund	8,127,154
MFS	MFS Value Fund	31,124,160
MFS	MFS Research International Fund	16,495,930
Federated Investors, Inc.	Federated Total Return Bond Fund	22,564,290
Federated Investors, Inc.	Federated Hermes MDT Balanced R6 Fund	9,056,609
Federated Investors, Inc.	Federated Hermes Short Term Inc R6 Fund	6,636,436
Vanguard	Vanguard Mid Cap Index Institutional Fund	16,727,208
Vanguard	Vanguard Institutional Index Fund	91,892,343
Vanguard	Vanguard Mid Cap Value Index Fund	11,911,258
Vanguard	Vanguard Small Cap Growth Index Fund	11,502,839
Vanguard	Vanguard Small Cap Value Index Fund	13,015,823
Vanguard	Vanguard Small Cap Index Fund	5,861,554
Vanguard	Vanguard Windsor II Large Value Fund-Adm	9,923,708
Vanguard	Vanguard Inflation Protected	3,435,628
Goldman Sachs & Co.	Goldman Sachs Core Fixed Income Fund I	5,013,145
Goldman Sachs & Co.	Goldman Sachs Financial Square Treasury Institutional Fund	19,596
Goldman Sachs & Co.	Goldman Sachs Financial Square Government Fund	28,052,910
T Rowe Price	T Rowe Price Small Cap Value Fund	15,030,324
T Rowe Price	T Rowe Price Retirement 2010 Fund	3,514,624
T Rowe Price	T Rowe Price Retirement 2020 Fund	13,980,120
T Rowe Price	T Rowe Price Retirement 2030 Fund	56,884,026
T Rowe Price	T Rowe Price Retirement 2040 Fund	61,972,761
T Rowe Price	T Rowe Price Retirement 2050 Fund	35,214,127
T Rowe Price	T Rowe Price Retirement 2060 Fund	15,259,349

	Common Stock

Fulton Financial Corporation (2)	Common Stock	22,015,333

	Notes Receivable from Participants

Participant Loans (2)	Interest rates: 3.24% - 8.74%	4,728,759
Total		$638,296,447
(1) All investments are participant directed, therefore, historical cost information is not required
(2) Party-in-interest